CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS CASH FLOWS (Details) - Scenario, Unspecified [Domain] - USD ($)			3 Months Ended		6 Months Ended
	May. 14, 2015	May. 12, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Net income (loss)			$ 19,804,000	$ 2,516,000	$ 37,565,000	$ (1,806,000)
Depreciation and amortization			1,637,000	868,000	3,270,000	1,729,000
Amortization of deferred financing fees			306,000	73,000	467,000	73,000
Unit-based compensation expense			683,000		1,613,000	195,000
Equity Method Investment, Controlling Interest in Income (Loss) of Subsidiary			0	0	0	0
Accounts receivable - affiliates					(8,703,000)	(7,782,000)
Prepaid expenses and other current assets					(319,000)	(405,000)
Accounts payable - affiliates					(1,392,000)	3,997,000
Accounts payable and accrued liabilities					5,507,000	(445,000)
Increase (Decrease) in Due to Related Parties					0	0
Other assets and liabilities					(20,000)	3,000
Net cash provided by (used in) operations					37,988,000	(4,441,000)
Expenditures for property, plant and equipment			(144,000)	(16,673,000)	(220,000)	(26,119,000)
Purchase of marketable securities					(1,379,386,000)	(599,997,000)
Maturities of marketable securities					1,380,085,000	299,987,000
Investment in subsidiary					0
Net cash provided by (used in) investing activities					479,000	(326,129,000)
Distribution to PBF LLC related to Delaware City Products Pipeline and Truck Rack acquisition					(112,500,000)
Distribution to Parent					(1,036,000)
Repayment of term loan	$ (700,000)				(700,000)
Proceeds from issuance of senior notes					350,000,000
Proceeds from revolving credit agreement					24,500,000
Repayment of revolving credit agreement		$ (255,000,000)			(275,100,000)
Distribution to unitholders					(22,911,000)
Payments of Financing Costs					(8,225,000)	(2,293,000)
Net cash (used in) provided by financing activities					(45,972,000)	334,749,000
Net change in cash and cash equivalents					(7,505,000)	4,179,000
Cash and cash equivalents			6,660,000	4,254,000	6,660,000	4,254,000	$ 14,165,000	$ 75,000
Proceeds from issuance of common units, net of underwriters' discount and commissions					0	340,957,000
Offering costs for issuance of common units					0	(5,000,000)
Distribution to PBF LLC related to Offering					0	(328,664,000)
Contribution from Parent					0	29,749,000
Proceeds from term loan					0	300,000,000
Subsidiary Issuer [Member]
Net income (loss)					37,565,000	(1,806,000)
Depreciation and amortization			0	7,000	0	7,000
Amortization of deferred financing fees			306,000	73,000	467,000	73,000
Unit-based compensation expense					1,613,000	195,000
Equity Method Investment, Controlling Interest in Income (Loss) of Subsidiary			(28,084,000)	(3,312,000)	(50,765,000)	1,010,000
Accounts receivable - affiliates					0	(582,000)
Prepaid expenses and other current assets					(262,000)	(495,000)
Accounts payable - affiliates					(11,000)	739,000
Accounts payable and accrued liabilities					5,865,000	286,000
Increase (Decrease) in Due to Related Parties					42,660,000	0
Other assets and liabilities					(20,000)	3,000
Net cash provided by (used in) operations					37,112,000	(570,000)
Expenditures for property, plant and equipment					0	(1,160,000)
Purchase of marketable securities					(1,379,386,000)	(599,997,000)
Maturities of marketable securities					1,380,085,000	299,987,000
Investment in subsidiary					(380,000)
Net cash provided by (used in) investing activities					319,000	(301,170,000)
Distribution to PBF LLC related to Delaware City Products Pipeline and Truck Rack acquisition					(112,500,000)
Distribution to Parent					0
Repayment of term loan					(700,000)
Proceeds from issuance of senior notes					350,000,000
Proceeds from revolving credit agreement					24,500,000
Repayment of revolving credit agreement					(275,100,000)
Distribution to unitholders					(22,911,000)
Payments of Financing Costs					(8,225,000)	(2,293,000)
Net cash (used in) provided by financing activities					(44,936,000)	305,914,000
Net change in cash and cash equivalents					(7,505,000)	4,174,000
Cash and cash equivalents			6,660,000	4,174,000	6,660,000	4,174,000	14,165,000	0
Proceeds from issuance of common units, net of underwriters' discount and commissions						340,957,000
Offering costs for issuance of common units						(5,000,000)
Distribution to PBF LLC related to Offering						(328,664,000)
Contribution from Parent						914,000
Proceeds from term loan						300,000,000
Guarantor Subsidiaries [Member]
Net income (loss)					50,765,000	(1,010,000)
Depreciation and amortization			1,637,000	861,000	3,270,000	1,722,000
Amortization of deferred financing fees			0	0	0	0
Unit-based compensation expense					0	0
Equity Method Investment, Controlling Interest in Income (Loss) of Subsidiary			0	0	0	0
Accounts receivable - affiliates					(8,703,000)	(7,200,000)
Prepaid expenses and other current assets					(57,000)	90,000
Accounts payable - affiliates					(1,381,000)	3,258,000
Accounts payable and accrued liabilities					(358,000)	(731,000)
Increase (Decrease) in Due to Related Parties					(42,660,000)	0
Other assets and liabilities					0	0
Net cash provided by (used in) operations					876,000	(3,871,000)
Expenditures for property, plant and equipment					(220,000)	(24,959,000)
Purchase of marketable securities					0	0
Maturities of marketable securities					0	0
Investment in subsidiary					0
Net cash provided by (used in) investing activities					(220,000)	(24,959,000)
Distribution to PBF LLC related to Delaware City Products Pipeline and Truck Rack acquisition					380,000
Distribution to Parent					(1,036,000)
Repayment of term loan					0
Proceeds from issuance of senior notes					0
Proceeds from revolving credit agreement					0
Repayment of revolving credit agreement					0
Distribution to unitholders					0
Payments of Financing Costs					0	0
Net cash (used in) provided by financing activities					(656,000)	28,835,000
Net change in cash and cash equivalents					0	5,000
Cash and cash equivalents			0	80,000	0	80,000	0	75,000
Proceeds from issuance of common units, net of underwriters' discount and commissions						$ 0
Offering costs for issuance of common units
Distribution to PBF LLC related to Offering
Contribution from Parent						$ 28,835,000
Proceeds from term loan
Non-Guarantor Subsidiaries [Member]
Net income (loss)					0	$ 0
Depreciation and amortization			0	0	0	0
Amortization of deferred financing fees			0	0	0	0
Unit-based compensation expense					0	0
Equity Method Investment, Controlling Interest in Income (Loss) of Subsidiary			0	0	0	0
Accounts receivable - affiliates					0	0
Prepaid expenses and other current assets					0	0
Accounts payable - affiliates					0	0
Accounts payable and accrued liabilities					0	0
Increase (Decrease) in Due to Related Parties					0	0
Other assets and liabilities					0	0
Net cash provided by (used in) operations					0	0
Expenditures for property, plant and equipment					0	0
Purchase of marketable securities					0	0
Maturities of marketable securities					0	0
Investment in subsidiary					0
Net cash provided by (used in) investing activities					0	0
Distribution to PBF LLC related to Delaware City Products Pipeline and Truck Rack acquisition					0
Distribution to Parent					0
Repayment of term loan					0
Proceeds from issuance of senior notes					0
Proceeds from revolving credit agreement					0
Repayment of revolving credit agreement					0
Distribution to unitholders					0
Payments of Financing Costs					0	0
Net cash (used in) provided by financing activities					0	0
Net change in cash and cash equivalents					0	0
Cash and cash equivalents			0	0	0	0	0	0
Proceeds from issuance of common units, net of underwriters' discount and commissions						$ 0
Offering costs for issuance of common units
Distribution to PBF LLC related to Offering
Contribution from Parent
Proceeds from term loan
Consolidation, Eliminations [Member]
Net income (loss)					(50,765,000)	$ 1,010,000
Depreciation and amortization			0	0	0	0
Amortization of deferred financing fees			0	0	0	0
Unit-based compensation expense					0	0
Equity Method Investment, Controlling Interest in Income (Loss) of Subsidiary			28,084,000	3,312,000	50,765,000	(1,010,000)
Accounts receivable - affiliates					0	0
Prepaid expenses and other current assets					0	0
Accounts payable - affiliates					0	0
Accounts payable and accrued liabilities					0	0
Increase (Decrease) in Due to Related Parties					0	0
Other assets and liabilities					0	0
Net cash provided by (used in) operations					0	0
Expenditures for property, plant and equipment					0	0
Purchase of marketable securities					0	0
Maturities of marketable securities					0	0
Investment in subsidiary					380,000
Net cash provided by (used in) investing activities					380,000	0
Distribution to PBF LLC related to Delaware City Products Pipeline and Truck Rack acquisition					(380,000)
Distribution to Parent					0
Repayment of term loan					0
Proceeds from issuance of senior notes					0
Proceeds from revolving credit agreement					0
Repayment of revolving credit agreement					0
Distribution to unitholders					0
Payments of Financing Costs					0	0
Net cash (used in) provided by financing activities					(380,000)	0
Net change in cash and cash equivalents					0	0
Cash and cash equivalents			$ 0	$ 0	$ 0	0	$ 0	$ 0
Proceeds from issuance of common units, net of underwriters' discount and commissions						$ 0
Offering costs for issuance of common units
Distribution to PBF LLC related to Offering
Contribution from Parent
Proceeds from term loan